                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21879

               Oppenheimer Rochester Massachusetts Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNUCIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                        Coupon       Maturity       Value
-----------                                                                      ------      ----------   -----------
Municipal Bonds and Notes--109.5%
Massachusetts--74.4%
$   140,000   Boston, MA Industrial Devel. Financing Authority (Crosstown
              Center Hotel)                                                       6.500%     09/01/2035   $    81,770
     25,000   Boston, MA Industrial Devel. Financing Authority
              (Springhouse)(1)                                                    5.875      07/01/2018        24,543
     50,000   Chelsea, MA GO(1)                                                   5.125      06/15/2016        50,184
    500,000   Lynn, MA Hsg. Authority & Neighborhood Devel. (Custodial
              Receipts)(1)                                                        6.000      10/01/2030       501,400
    500,000   MA Dept. of Transportation (Metropolitan Highway System)(1)         5.000      01/01/2032       511,775
     55,000   MA Devel. Finance Agency (Applewild School)(1)                      5.750      08/01/2029        51,089
  1,755,000   MA Devel. Finance Agency (Boston Architectural College)(1)          5.000      01/01/2027     1,422,059
  1,750,000   MA Devel. Finance Agency (Boston Architectural College)(1)          5.000      01/01/2037     1,298,938
      5,000   MA Devel. Finance Agency (Boston Biomedical Research)(1)            5.650      02/01/2019         4,927
    160,000   MA Devel. Finance Agency (Boston Biomedical Research)(1)            5.750      02/01/2029       150,099
  1,000,000   MA Devel. Finance Agency (Boston University)(1)                     5.600      10/01/2035     1,060,660
    250,000   MA Devel. Finance Agency (Brandeis University)(1)                   5.000      10/01/2040       253,868
    290,000   MA Devel. Finance Agency (Curry College)(1)                         5.000      03/01/2035       262,201
  1,130,000   MA Devel. Finance Agency (Curry College)(1)                         5.000      03/01/2036     1,016,910
     10,000   MA Devel. Finance Agency (Curry College)(1)                         5.375      03/01/2019        10,043
    480,000   MA Devel. Finance Agency (Curry College)(1)                         6.000      03/01/2031       481,608
    500,000   MA Devel. Finance Agency (Dominion Energy Brayton Point)(1)         5.750      12/01/2042       537,570
    350,000   MA Devel. Finance Agency (Eastern Nazarene College)(1)              5.625      04/01/2029       296,898
    750,000   MA Devel. Finance Agency (Emerson College)(1)                       5.500      01/01/2030       782,123
     20,000   MA Devel. Finance Agency (Evergreen Center)(1)                      5.000      01/01/2024        17,776
    250,000   MA Devel. Finance Agency (Evergreen Center)(1)                      5.500      01/01/2035       218,185
     25,000   MA Devel. Finance Agency (Franklin W. Olin College of
              Engineering)(1)                                                     5.250      07/01/2033        25,311
    500,000   MA Devel. Finance Agency (Groves-Lincoln Senior Living
                 Facility)(1)                                                     7.875      06/01/2044       518,160
  1,500,000   MA Devel. Finance Agency (Groves-Lincoln SeniorLiving
              Facility)(1)                                                        7.500      06/01/2029     1,546,110
     30,000   MA Devel. Finance Agency (Hampshire College)(1)                     5.625      10/01/2024        30,228
  2,000,000   MA Devel. Finance Agency (Linden Ponds)(1)                          5.750      11/15/2042     1,443,100
    305,000   MA Devel. Finance Agency (Loomis House/Loomis Communities
                 Obligated Group)(1)                                              5.750      07/01/2023       292,083
     10,000   MA Devel. Finance Agency (May Institute)(1)                         5.600      09/01/2012        10,003
  1,315,000   MA Devel. Finance Agency (Nichols College)(1)                       6.000      10/01/2024     1,284,124
  1,025,000   MA Devel. Finance Agency (Ogden Haverhill)(1)                       5.500      12/01/2019       968,113
    400,000   MA Devel. Finance Agency (Orchard Cove)(1)                          5.250      10/01/2037       291,572


             1 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNUCIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                        Coupon       Maturity       Value
-----------                                                                      ------      ----------   -----------
$   320,000   MA Devel. Finance Agency (Pacific Rim Charter Public School)(1)     5.125%     06/01/2031      $276,272
    145,000   MA Devel. Finance Agency (Regis College)(1)                         5.250      10/01/2018       129,279
    500,000   MA Devel. Finance Agency (Seven Hills Foundation &
              Affiliates)(1)                                                      5.000      09/01/2035       413,525
     20,000   MA Devel. Finance Agency (The Wheeler School)(1)                    6.250      12/01/2019        20,126
    415,000   MA Devel. Finance Agency (VOA Ayer)(1)                              6.200      02/20/2046       434,862
  1,000,000   MA Devel. Finance Agency (VOA Concord)(1)                           5.200      11/01/2041       718,240
  1,015,000   MA Devel. Finance Agency (Wheelock College)(1)                      5.250      10/01/2037       945,473
  5,650,000   MA Educational Financing Authority, Series H(2)                     6.350      01/01/2030     5,993,859
    500,000   MA H&EFA (Baystate Medical Center)(1)                               5.500      07/01/2028       524,225
     65,000   MA H&EFA (Beverly Hospital Corp.)(1)                                5.250      07/01/2023        63,475
  1,000,000   MA H&EFA (Boston Medical Center)(1)                                 5.250      07/01/2038       919,130
     25,000   MA H&EFA (Cape Cod Healthcare)(1)                                   5.450      11/15/2023        23,965
  1,050,000   MA H&EFA (Caregroup)(1)                                             5.125      07/01/2038     1,010,016
    540,000   MA H&EFA (Catholic Health East)(1)                                  6.250      11/15/2032       585,452
  1,285,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)                  5.625      07/01/2020     1,270,981
    285,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)                  5.700      07/01/2015       286,679
    705,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)(1)                  5.750      07/01/2028       660,719
    500,000   MA H&EFA (Childrens Hospital)(1)                                    5.250      12/01/2039       517,635
    140,000   MA H&EFA (East Concord Medical Foundation)(1)                       6.450      03/01/2020       138,845
     25,000   MA H&EFA (Emerson Hospital)(1)                                      5.000      08/15/2035        20,519
     25,000   MA H&EFA (Fisher College)(1)                                        5.125      04/01/2037        21,250
     60,000   MA H&EFA (Hallmark Heath System)(1)                                 5.000      07/01/2021        60,034
      5,000   MA H&EFA (Harvard Pilgrim Health Care)(1)                           5.000      07/01/2028         5,000
     10,000   MA H&EFA (Healthcare System-Covenant)(1)                            6.000      07/01/2031        10,185
    205,000   MA H&EFA (Holyoke Hospital)(1)                                      6.500      07/01/2015       192,436
    150,000   MA H&EFA (Jordan Hospital)(1)                                       5.250      10/01/2023       137,615
     50,000   MA H&EFA (Jordan Hospital)(1)                                       5.375      10/01/2028        43,936
     15,000   MA H&EFA (Lasell College)(1)                                        5.400      07/01/2014        14,668
    135,000   MA H&EFA (Lowell General Hospital)(1)                               5.250      06/01/2016       135,236
     30,000   MA H&EFA (MWRH Corp./Tri-County Medical
              Associates/Milford-Whitinsville Regional Hospital Obligated
              Group)(1)                                                           5.750      07/15/2013        30,030
     10,000   MA H&EFA (New England Health)(1)                                    5.200      08/01/2028         9,103
     80,000   MA H&EFA (New England Health)(1)                                    5.500      08/01/2014        80,494
    800,000   MA H&EFA (Nichols College)(1)                                       6.000      10/01/2017       807,496
    200,000   MA H&EFA (Nichols College)(1)                                       6.125      10/01/2029       199,418
    750,000   MA H&EFA (Partners Healthcare System)(1)                            5.000      07/01/2034       766,358
    580,000   MA H&EFA (Saints Memorial Medical Center)(1)                        6.000      10/01/2023       531,761
    120,000   MA H&EFA (Schepens Eye Research Institute)(1)                       6.500      07/01/2028       121,038
    300,000   MA H&EFA (Southcoast Health Obligated Group)(1)                     5.000      07/01/2039       293,703
     25,000   MA H&EFA (Springfield College)(1)                                   5.250      10/15/2033        23,961


             2 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNUCIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                        Coupon       Maturity       Value
-----------                                                                      ------      ----------   -----------
$   500,000   MA H&EFA (Springfield College)(1)                                   5.500%     10/15/2031   $   519,490
    500,000   MA H&EFA (Suffolk University)(1)                                    6.250      07/01/2030       538,105
    860,000   MA H&EFA (Tufts Medical Center)(1)                                  5.000      05/15/2022       850,101
     25,000   MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical
              Center Obligated Group)(1)                                          5.000      07/01/2028        23,286
     15,000   MA H&EFA (Valley Regional Health System)(1)                         5.750      07/01/2018        14,981
     80,000   MA H&EFA (Valley Regional Health System)(1)                         6.375      07/01/2014        80,106
    220,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)(1)                         5.300      11/15/2028       197,116
  1,000,000   MA HEFA (Simmons College)(1)                                        8.000      10/01/2039     1,138,950
     10,000   MA HFA(1)                                                           5.200      07/01/2018        10,016
     15,000   MA HFA (Rental)(1)                                                  5.350      01/01/2014        15,091
     55,000   MA HFA (Rental)(1)                                                  5.850      07/01/2020        55,259
     30,000   MA HFA (Rental)(1)                                                  6.050      07/01/2020        30,013
    500,000   MA HFA (Single Family)(1)                                           5.000      12/01/2031       494,150
     50,000   MA HFA (Single Family)(1)                                           5.500      12/01/2024        52,967
    125,000   MA HFA (Single Family)(1)                                           6.000      12/01/2037       130,616
    120,000   MA HFA (Single Family)(1)                                           6.050      12/01/2039       127,601
    400,000   MA HFA, Series 132(1)                                               5.375      12/01/2027       412,916
  2,250,000   MA HFA, Series A(1)                                                 5.300      06/01/2049     2,170,980
     50,000   MA HFA, Series A(1)                                                 5.375      06/01/2016        50,009
      5,000   MA HFA, Series A(1)                                                 5.500      07/01/2030         4,946
  1,700,000   MA HFA, Series A(1)                                                 5.500      07/01/2040     1,435,752
     55,000   MA HFA, Series A(1)                                                 5.550      07/01/2032        55,351
  1,355,000   MA HFA, Series A(1)                                                 5.800      07/01/2030     1,356,382
     55,000   MA HFA, Series A                                                    6.125      12/01/2011        55,144
    750,000   MA HFA, Series B(1)                                                 5.250      12/01/2030       752,265
    220,000   MA HFA, Series B(1)                                                 5.400      12/01/2028       215,219
    500,000   MA HFA, Series B(1)                                                 5.500      06/01/2041       501,490
    270,000   MA HFA, Series B(1)                                                 5.550      07/01/2040       266,887
    500,000   MA HFA, Series C(1)                                                 5.300      12/01/2037       500,265
    750,000   MA HFA, Series C(1)                                                 5.350      12/01/2049       762,840
    500,000   MA HFA, Series C(1)                                                 5.400      12/01/2049       490,375
     50,000   MA HFA, Series E(1)                                                 5.200      12/01/2034        49,318
     40,000   MA HFA, Series E(1)                                                 5.800      01/01/2013        40,042
    210,000   MA HFA, Series H(1)                                                 6.650      07/01/2041       210,242
     10,000   MA HFA, Series P(1)                                                 5.000      12/01/2023        10,039
     15,000   MA HFA, Series P(1)                                                 5.200      12/01/2045        14,414
     25,000   MA Industrial Finance Agency (Arbors at Taunton)(1)                 5.300      06/20/2019        25,253
    105,000   MA Industrial Finance Agency (Arbors at Taunton)(1)                 5.500      06/20/2040       105,106
     30,000   MA Industrial Finance Agency (Avon Associates)(1)                   5.375      04/01/2020        30,020
     40,000   MA Industrial Finance Agency (Berkshire Retirement Community)(1)    6.625      07/01/2016        40,056
    100,000   MA Industrial Finance Agency (Cambridge Friends School)(1)          5.800      09/01/2028        82,496


             3 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNUCIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                        Coupon       Maturity       Value
-----------                                                                      ------      ----------   -----------
$   155,000   MA Industrial Finance Agency (Chelsea Jewish Nursing Home)          6.500%     08/01/2037   $   159,819
    495,000   MA Industrial Finance Agency (Massachusetts American Water
              Company)(1)                                                         6.900      12/01/2029       495,104
    100,000   MA Industrial Finance Agency (Ogden Haverhill Associates)(1)        5.350      12/01/2010       100,914
    130,000   MA Industrial Finance Agency (Ogden Haverhill Associates)(1)        5.450      12/01/2012       131,061
     30,000   MA Industrial Finance Agency (Ogden Haverhill Associates)(1)        5.600      12/01/2019        29,840
    860,000   MA Industrial Finance Agency (Shed)(1)                              7.250      09/01/2017       796,936
    125,000   MA Industrial Finance Agency (St. John's High School)(1)            5.350      06/01/2028       124,140
     20,000   MA Industrial Finance Agency (St. Marks School)(1)                  5.375      01/01/2021        20,394
     15,000   MA Municipal Wholesale Electric Company Water Supply System(1)      5.000      07/01/2010        15,001
    500,000   MA Port Authority (Bosfuel Corp.)(1)                                5.000      07/01/2038       483,905
    120,000   MA Port Authority (Delta Air Lines)                                 5.000      01/01/2021       104,708
  1,130,000   MA Port Authority (Delta Air Lines)                                 5.000      01/01/2027       891,254
     30,000   MA Port Authority (Delta Air Lines)                                 5.200      01/01/2020        26,952
     15,000   MA Port Authority (US Airways)(1)                                   5.625      09/01/2011        14,704
    500,000   MA Port Authority (US Airways)(1)                                   5.750      09/01/2016       471,210
    340,000   MA Port Authority (US Airways)(1)                                   5.875      09/01/2023       290,119
     25,000   MA Port Authority (US Airways)(1)                                   6.000      09/01/2021        21,829
     95,000   MA Port Authority, Series B(1)                                      5.500      07/01/2014        95,204
  1,000,000   MA Port Authority, Series D(1)                                      5.000      07/01/2028     1,000,680
     50,000   MA Port Authority, Series E(1)                                      5.000      07/01/2028        49,883
      5,000   MA Water Pollution Abatement Trust                                  5.125      08/01/2010         5,020
      5,000   MA Water Pollution Abatement Trust(1)                               5.125      02/01/2031         5,067
      5,000   MA Water Pollution Abatement Trust(1)                               5.375      08/01/2027         5,008
     20,000   Wayland, MA GO(1)                                                   5.000      09/15/2011        20,075
    150,000   Worcester, MA GO(1)                                                 5.700      08/01/2013       150,380
                                                                                                          -----------
                                                                                                           53,305,291
U.S. Possessions--35.1%
    400,000   Guam GO(1)                                                          6.750      11/15/2029       430,144
    600,000   Guam GO(1)                                                          7.000      11/15/2039       654,444
    250,000   Guam Government Waterworks Authority & Wastewater System(1)         5.875      07/01/2035       252,518
  1,000,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
              (TASC)(1)                                                           5.625      06/01/2047       837,130
  1,000,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
              (TASC)                                                              7.324(3)   06/01/2057        14,300
     50,000   Puerto Rico Aqueduct & Sewer Authority(1)                           6.000      07/01/2038        52,425
  3,500,000   Puerto Rico Aqueduct & Sewer Authority(1)                           6.000      07/01/2044     3,660,440
    780,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.375      05/15/2033       743,933
    220,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.500      05/15/2039       187,939
    250,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.625      05/15/2043       216,225
 56,555,000   Puerto Rico Children's Trust Fund (TASC)                            6.549(3)   05/15/2050     1,924,567


             4 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNUCIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

 Principal
   Amount                                                                        Coupon       Maturity       Value
-----------                                                                      ------      ----------   -----------
$39,500,000   Puerto Rico Children's Trust Fund (TASC)                            7.625%(3)  05/15/2057   $   593,290
 12,000,000   Puerto Rico Children's Trust Fund (TASC)                            8.101(3)   05/15/2055       215,640
    260,000   Puerto Rico Commonwealth GO(1)                                      5.375      07/01/2033       262,525
    750,000   Puerto Rico Commonwealth GO(1)                                      6.500      07/01/2037       829,613
    250,000   Puerto Rico Highway & Transportation Authority(4)                   5.300      07/01/2035       250,095
    530,000   Puerto Rico IMEPCF (American Airlines)                              6.450      12/01/2025       428,214
    500,000   Puerto Rico Infrastructure(1)                                       5.000      07/01/2046       480,655
    140,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        5.600      10/01/2014       142,345
    705,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.250      10/01/2024       691,894
  1,770,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.500      10/01/2037     1,656,614
     75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                     5.500      07/01/2026        74,214
  2,310,000   Puerto Rico Port Authority (American Airlines), Series A            6.250      06/01/2026     1,793,946
    105,000   Puerto Rico Port Authority (American Airlines), Series A            6.300      06/01/2023        85,373
  1,665,000   Puerto Rico Public Buildings Authority(1)                           6.750      07/01/2036     1,857,541
    500,000   Puerto Rico Public Buildings Authority(1)                           7.000      07/01/2025       545,370
    500,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                  5.750      08/01/2037       520,790
  2,150,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                  6.500      08/01/2044     2,393,036
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                  0.000(5)   08/01/2032       810,470
    500,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                  5.750      08/01/2057       528,550
    250,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                  6.000      08/01/2039       267,150
  1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                  6.000      08/01/2042     1,063,250
    215,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                 6.125      07/01/2022       217,593
     25,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)                   5.000      05/15/2021        24,164
    500,000   V.I. Water & Power Authority, Series A(1)                           5.000      07/01/2031       491,700
                                                                                                          -----------
                                                                                                           25,198,097
Total Investments, at Value (Cost $82,269,001)-109.5%                                                      78,503,388
Liabilities in Excess of Other Assets-(9.5)                                                                (6,820,324)
                                                                                                          -----------
Net Assets-100.0%                                                                                         $71,683,064
                                                                                                          ===========

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See accompanying Notes.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


             5 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNUCIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of June 30, 2010 based on valuation input level:

                                           LEVEL 2--
                             LEVEL 1--      OTHER        LEVEL 3--
                            UNADJUSTED   SIGNIFICANT    SIGNIFICANT
                              QUOTED      OBSERVABLE   UNOBSERVABLE
                              PRICES        INPUTS        INPUTS         VALUE
                            ----------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Massachusetts                $--      $53,305,291        $--       $53,305,291
   U.S. Possessions              --       25,198,097         --        25,198,097
                                ---      -----------        ---       -----------
Total Assets                    $--      $78,503,388        $--       $78,503,388
                                ---      -----------        ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CC      Caritas Christi
CH      Carney Hospital
FRS     Family Rehabilitation Services (Hancock Manor)
GO      General Obligation
H&EFA   Health and Educational Facilities Authority
HEFA    Higher Education Facilities Authority
HFA     Housing Finance Agency
HFH     Holy Family Hospital
IMEPCF Industrial, Medical and Environmental Pollution Control Facilities ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
ROLs    Residual Option Longs
SEMCB   St. Elizabeth's Medical Center of Boston
TASC    Tobacco Settlement Asset-Backed Bonds
TC      Travis Corp. (People Care)
V.I.    United States Virgin Islands
VC      VinFen Corp.
VCS     VinFen Clinical Services
VRHS    Valley Regional Health System

NOTES TO STATEMENT OF INVESTMENTS


             6 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNUCIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or


             7 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNUCIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities               $250,000

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $4,390,000 as of June 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2010, municipal bond holdings with a value of $5,993,859 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $4,390,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                 COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                           RATE (2)     DATE        VALUE
----------   ------------------------------------------   --------   --------   ----------
$1,310,000   MA Educational Financing Authority ROLs(3)    24.529%    1/1/30    $1,603,859


             8 | Oppenheimer Rochester Massachusetts Municipal Fund

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNUCIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2010 (Unaudited)

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $4,390,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $77,873,690(1)
                                 ===========
Gross unrealized appreciation    $ 2,550,669
Gross unrealized depreciation     (6,335,809)
                                 -----------
Net unrealized depreciation      $(3,785,140)
                                 ===========

(1.) The Federal tax cost of securities does not include cost of $4,414,838, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


             9 | Oppenheimer Rochester Massachusetts Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Massachusetts Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/09/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/09/2010